CONDENSED CONSOLIDATED BALANCE SHEETS [Parenthetical] - $ / shares	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	314,800,000	314,800,000	274,800,000
Common stock, shares issued	10,873,723	7,721,889	172,384,178
Common stock, shares outstanding	10,873,723	7,721,889	172,384,178
Preferred stock, par Value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	100,000	100,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Class A convertible [Member]
Preferred stock, par Value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	4,000	4,000	4,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Series B convertible [Member]
Preferred stock, par Value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	15,000	15,000	15,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0